Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000034273
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 14, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 14, 2016
Prospectus Date	rr_ProspectusDate	Apr. 14, 2016
VIRTUS GROWTH & INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Growth & Income Fund
Supplement [Text Block]	vet_SupplementTextBlock

Virtus Growth & Income Fund, Virtus Mid-Cap Growth Fund and

Virtus Tactical Allocation Fund,

each a series of Virtus Equity Trust

Supplement dated April 14, 2016 to the Summary and Statutory Prospectuses dated July 29, 2015

Important Notice to Investors

Virtus Growth & Income Fund

The disclosure under “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is hereby amended by adding the following:

>Portfolio Turnover Risk. The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

The table under “More Information About Risks Related to Principal Investment Strategies” on page 62 of the statutory prospectus is hereby amended by adding a row entitled “Portfolio Turnover” and inserting an “X” in that row to indicate that this risk applies to the fund.

Additionally, the following disclosure is added to this section:

Portfolio Turnover

A fund’s investment strategy may result in frequently high turnover rate. A high portfolio turnover rate may result in correspondingly greater brokerage commission expenses and the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the fund’s performance.

Investors should retain this supplement with the

SAI for future reference.

VIRTUS GROWTH & INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDIAX
VIRTUS GROWTH & INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGICX
VIRTUS GROWTH & INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXIIX